U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.

1.       Name and address of issuer:

              Bailard, Biehl & Kaiser International Fund Group, Inc.

2.       Name of each series or class of funds for which this notice is filed:

              Bailard, Biehl & Kaiser International Fixed-Income Fund Bailard, Biehl & Kaiser International Equity Fund

3.       Investment Company Act File Number:     811-02888

         Securities Act File Number:             2-63270

4.       Last day of fiscal year for which this notice is filed:

              September 30, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

9. Number and aggregate sales price of securities sold during the fiscal year:

                        10,811,202          $73,710,342

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                        10,811,202          $73,710,342

11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

12.      Calculation of registration fee:

         (i)   Aggregate sales price of securities
               sold during the fiscal year in
               reliance on rule 24f-2 (from item 10):       $  73,710,342
                                                            -------------

         (ii)  Aggregate price of shares issued in
               connection  with  dividend reinvestment
               plans (from Item 11, if applicable)          +


         (iii) Aggregate price of shares redeemed
               or  repurchased  during the fiscal
               year (if applicable):                        -  73,710,342
                                                            -------------

         (iv)  Aggregate  price of shares redeemed
               or repurchased and previously applied
               as a reduction to filing fees pursuant
               to rule 24e-2 (if applicable):               +
                                                            -------------

         (v)   Net aggregate price of securities
               sold and issued  during the fiscal year in
               reliance on rule 24f-2 [line (i),
               plus line (ii), less line (iii), plus line
               (iv)] (if applicable):                       $           0
                                                            -------------

         (vi)  Multiplier prescribed by Section 6(b) of
               the  Securities  Act of 1933 or other
               applicable law or regulation
               (see instruction C.6):                       x  0.00034483
                                                            -------------

         (vii) Fee due [line (I) or line (v) multiplied
               by  line  (vi)]:                             $        0.00
                                                            -------------

Instructions: issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of the Informal and Other Procedures 917 CFR 202.3a). [ ]


Date of mailing or wire transfer of file fees to the Commission's lockbox depository:

              N/A - Net Redemptions

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Tina Thomas / Treasurer
                                   ---------------------------------
                                       Tina Thomas / Treasurer
                                   ---------------------------------

Date:                                  November 17, 1995
                                   ---------------------------------

* Please print the name and title of the signing officer below the signature.

November 22, 1995



Bailard, Biehl & Kaiser
 International Fund Group, Inc.
2755 Campus Drive
San Mateo, CA  94403

           Re:  Rule 24f-2 Notice

Ladies and Gentlemen:

           We  have  acted  as  counsel   for  the   Bailard,   Biehl  &  Kaiser
International Fund Group, Inc., a Maryland corporation (the "Company"), in connection with the preparation and filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, concerning sales of the Company's shares during the fiscal year ended September 30, 1995 (the "Notice").

           We have examined records, instruments, certificates and other documents that we deemed relevant and necessary for the basis of our opinion hereinafter expressed. In such examination, we have assumed the following: (a) the authenticity of original documents and the genuineness of all signatures;
(b) the conformity to the originals of all documents submitted to us as copies; and (c) the truth, accuracy and completeness of the information, representations and warranties contained in the documents we have reviewed.

           Based on such examination, we are of the opinion that the shares sold during the fiscal year ended September 30, 1995 as reported in the Notice were legally issued and are fully paid and nonassessable.

Very truly yours,

HOWARD, RICE, NEMEROVSKI,
CANADY, FALK & RABKIN,
A Professional Corporation



By: /S/ Andre W. Brewster
    -------------------------
        Andre W. Brewster